TAXES - Temporary Differences and Carryforwards (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Deferred tax assets:
Allowance for doubtful accounts and inventory provision	$ 100,797	$ 82,111
NOL Carryforwards	344,468	79,588
Deferred government grants	44,804	51,177
Deferred tax asset allowance	(479,291)	0
Total deferred tax assets	$ 10,778	$ 212,876